CONSTRUCTION CONTRACT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
19.	CONSTRUCTION CONTRACT

(i)	Costs and estimated earnings in excess of billings on uncompleted contracts

	September 30, 2014	December 31, 2013

Costs	$19,505,718	$3,527,975
Estimated earnings	18,642,769	8,538,930
Less: Billings	(36,924,200)	(11,403,609)
Costs and estimated earnings in excess of billings on uncompleted contract	$1,224,287	$663,296

(ii)	Billings in excess of costs and estimated earnings on uncompleted contracts

	September 30, 2014	December 31, 2013

Billings	$33,739,935	$8,406,900
Less: Costs	(12,992,409)	(2,179,410)
Estimated earnings	(17,374,094)	(3,080,534)
Billing in excess of costs and estimated earnings on uncompleted contract	$3,373,432	$3,146,956

(iii)	Overall

	September 30, 2014	December 31, 2013

Billings	$70,664,135	$19,810,509
Less: Costs	(32,498,127)	(5,707,385)
Estimated earnings	(36,016,863)	(11,619,464)
Billing in excess of costs and estimated earnings on uncompleted contract	$2,149,145	$2,483,660

20. CONSTRUCTION CONTRACT

(i) Costs and estimated earnings in excess of billings on uncompleted contract

	2013	2012

Costs	$3,527,975	$3,755,046
Estimated earnings	8,538,930	8,307,452
Less: Billings	(11,403,609)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contract	$663,296	$2,336,880

(ii) Billings in excess of costs and estimated earnings on uncompleted contracts

	2013	2012

Billings	$8,406,900	$9,810,427
Less: Costs	(2,179,410)	(1,886,705)
Estimated earnings	(3,080,534)	(5,133,638)
Billings in excess of costs and estimated earnings on uncompleted contract	$3,146,956	$2,790,084

(iii) Overall

	2013	2012

Billings	$19,810,509	$19,536,045
Less: Costs	(5,707,385)	(5,641,751)
Estimated earnings	(11,619,464)	(13,441,090)
Billings in excess of costs and estimated earnings on uncompleted contract	$2,483,660	$453,204